UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2011

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Occidental Petroleum Corporation
Address:       10889 Wilshire Boulevard
               Los Angeles, California 90024

Form 13F File Number:  28-10313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Pineci
          Vice President, Controller and Principal Accounting Officer Occidental Petroleum Corporation
Phone:    (310) 208-8800

Signature, Place, and Date of Signing:

     /s/ ROY PINECI                 Los Angeles, California     August 3, 2011
     ---------------------------    -----------------------    -----------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    4
Form 13F Information Table Entry Total:              42
Form 13F Information Table Value Total:        $132,351
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       13F File Number     Name

      1           28-13910         Phibro Trading LLC
      2           28-13909         Oxy Energy Services Inc.
      3           28-13908         Occidental Petroleum Investment Co.
      4           28-12381         Phibro LLC











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                                                      FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ----------------  --------------  --------  --------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE    SHRS OR SH/ PUT/    INVESTMENT      OTHER   --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL    DISCRETION     MANAGER   SOLE  SHARED  NONE
----------------------------  --------------  ---------  --------  ------- --- ----  --------------  --------  ------ ------ ------
ALCOA INC                     COM             013817101      1262    79572 SH        SHARED-DEFINED  1,2,3             79572
ANADARKO PETE CORP            COM             032511107      2346    30561 SH        SHARED-DEFINED  1,2,3             30561
APACHE CORP                   COM             037411105      1345    10898 SH        SHARED-DEFINED  1,2,3             10898
AVALON RARE METALS INC        COM             053470100       139    20000 SH        SHARED-DEFINED  1,2,3             20000
BRIGHAM EXPLORATION CO        COM             109178103       300    10026 SH        SHARED-DEFINED  1,2,3             10026
CANADIAN NAT RES LTD          COM             136385101      1046    24998 SH        SHARED-DEFINED  1,2,3             24998
CHESAPEAKE ENERGY CORP        COM             165167107      2453    82603 SH        SHARED-DEFINED  1,2,3             82603
CHEVRON CORP NEW              COM             166764100      3826    37206 SH        SHARED-DEFINED  1,2,3             37206
CIMAREX ENERGY CO             COM             171798101       355     3949 SH        SHARED-DEFINED  1,2,3              3949
CME GROUP INC                 COM             12572Q105      1750     6000 SH        SHARED-DEFINED  1,2,3              6000
CONOCOPHILLIPS                COM             20825C104      2191    29135 SH        SHARED-DEFINED  1,2,3             29135
CONSOL ENERGY INC             COM             20854P109       711    14664 SH        SHARED-DEFINED  1,2,3             14664
CONTINENTAL RESOURCES INC     COM             212015101       479     7373 SH        SHARED-DEFINED  1,2,3              7373
CORE LABORATORIES N V         COM             N22717107      2252    20194 SH        SHARED-DEFINED  1,2,3             20194
COSAN LTD                     SHS A           G25343107       494    40155 SH        SHARED-DEFINED  1,2,3             40155
DEVON ENERGY CORP NEW         COM             25179M103      2097    26610 SH        SHARED-DEFINED  1,2,3             26610
EXXON MOBIL CORP              COM             30231G102      1470    18066 SH        SHARED-DEFINED  1,2,3             18066
FREEPORT-MCMORAN COPPER & GO  COM             35671D857      2068    39088 SH        SHARED-DEFINED  1,2,3             39088
GENERAL MOLY INC              COM             370373102       223    50000 SH        SHARED-DEFINED  1,2,3             50000
HALLIBURTON CO                COM             406216101      5939   116458 SH        SHARED-DEFINED  1,2,3            116458
HESS CORP                     COM             42809H107      3886    51983 SH        SHARED-DEFINED  1,2,3             51983
INTERCONTINENTALEXCHANGE INC  COM             45865V100       394     3162 SH        SHARED-DEFINED  1,2,3              3162
MARATHON OIL CORP             COM             565849106       265     5038 SH        SHARED-DEFINED  1,2,3              5038
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100      5553   101721 SH        SHARED-DEFINED  1,2,3            101721
MOLYCORP INC DEL              COM             608753109       472     7727 SH        SHARED-DEFINED  1,2,3              7727
MOSAIC CO NEW                 COM             61945C103      1519    22420 SH        SHARED-DEFINED  1,2,3             22420
MURPHY OIL CORP               COM             626717102      2187    33302 SH        SHARED-DEFINED  1,2,3             33302
NATIONAL OILWELL VARCO INC    COM             637071101      7614    97356 SH        SHARED-DEFINED  1,2,3             97356
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106     14268    93868 SH        SHARED-DEFINED  1,2,3             93868
PEABODY ENERGY CORP           COM             704549104      1521    25826 SH        SHARED-DEFINED  1,2,3             25826
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408      1010    29820 SH        SHARED-DEFINED  1,2,3             29820
RANGE RES CORP                COM             75281A109       263     4746 SH        SHARED-DEFINED  1,2,3              4746
RARE ELEMENT RES LTD          COM             75381M102       111    10000 SH        SHARED-DEFINED  1,2,3             10000
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206      5213    73288 SH        SHARED-DEFINED  1,2,3             73288
SCHLUMBERGER LTD              COM             806857108      6459    74758 SH        SHARED-DEFINED  1,2,3             74758
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506     33884   449694 SH        SHARED-DEFINED  1,2,3            449694
SPDR SERIES TRUST             S&P OILGAS EXP  78464A730      5137    87400 SH        SHARED-DEFINED  1,2,3             87400
STATOIL ASA                   SPONSORED ADR   85771P102       501    19684 SH        SHARED-DEFINED  1,2,3             19684
SUNCOR ENERGY INC NEW         COM             867224107      3203    81923 SH        SHARED-DEFINED  1,2,3             81923
TETRA TECHNOLOGIES INC DEL    COM             88162F105        93     7262 SH        SHARED-DEFINED  1,2,3              7262
UNITED STATES STL CORP NEW    COM             912909108      3068    66643 SH        SHARED-DEFINED  1,2,3             66643
WHITING PETE CORP NEW         COM             966387102      2984    52432 SH        SHARED-DEFINED  1,2,3             52432
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